SCHEDULE OF FINANCIAL LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)	$ 226,315	$ 322,235
Long term loan and unpaid interest (Note 11)		40,769	$ 85,107
Financial liabilities	226,315	363,004
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)	226,315	322,235
Long term loan and unpaid interest (Note 11)		40,769
Financial liabilities	226,315	363,004
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)
Financial liabilities
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)
Financial liabilities
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)
Financial liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 8)
Long term loan and unpaid interest (Note 11)
Financial liabilities